UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Money Market Fund Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Arizona Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Arizona Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Arizona Municipal Income Fund	(0.05)%	4.26%	4.27%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Arizona Municipal Income Fund on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$15,186	Fidelity® Arizona Municipal Income Fund
$15,263	Bloomberg Barclays Municipal Bond Index

Fidelity® Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds gained slightly for the 12 months ending August 31, 2018, with the Bloomberg Barclays Municipal Bond Index returning 0.49%, supported by steady demand and solid economic growth, despite rising short-term interest rates. The market fluctuated through the end of 2017 as federal tax reform took center stage. Many municipal issuers accelerated their financing plans before year-end, anticipating a January 1 effective date for tax reform, leading to a December supply surge. Investors absorbed the excess supply, anticipating that issuance would fall significantly in 2018. The market turned lower in early 2018, as domestic fixed income markets reacted to robust economic data and signs of inflation, before stabilizing at the end of April and recovering thereafter. There was little differentiation in performance across municipal sectors this period. General obligation bonds returned 0.27%, with bonds issued by local municipalities slightly outperforming state-backed bonds. Looking ahead, market volatility is likely as the implications of tax reform become better understood, new policy initiatives are announced, and the U.S. Federal Reserve reacts to job growth and inflation trends.

Comments from Co-Portfolio Managers Kevin Ramundo, Cormac Cullen and Mark Sommer:  For the annual reporting period ending August 31, 2018, the fund returned -0.05%, nearly in line, net of fees, with the 0.12% return of the Bloomberg Barclays Arizona 2+ Year Enhanced Municipal Bond Index. On August 1, 2018, fund’s supplemental, state-specific benchmark changed from the Bloomberg Barclays Arizona 4+ Year Enhanced Municipal Bond Index to the Bloomberg Barclays Arizona 2+ Year Enhanced Municipal Bond Index. The new supplemental benchmark allows for the inclusion of shorter-maturity bonds, which lowers the state benchmark’s duration (interest rate sensitivity) to a level more in line with the fund’s competitive universe. The fund’s overweighting in hospital bonds, a sector that outperformed, added value.Conversely, differences in the way fund holdings and index components were priced detracted, as did not having as much exposure as the new state index to prepaid gas bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On September 1, 2018, Elizah McLaughlin joined the municipal bond portfolio management team. Elizah will succeed Mark Sommer, who will retire from Fidelity on December 31, 2018, after 27 years with the firm.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2018

% of fund's net assets
Education	23.2
Health Care	17.7
General Obligations	17.2
Special Tax	10.0
Transportation	9.0

Quality Diversification (% of fund's net assets)

As of August 31, 2018
AAA	1.6%
AA,A	86.2%
BBB	4.6%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount	Value
Arizona - 93.8%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2012 A:	$	$
5% 7/1/26	550,000	607,206
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	450,000	499,428
Series 2015 A, 5% 7/1/35	2,215,000	2,512,696
Series 2015 B, 5% 7/1/31	1,525,000	1,751,371
Series 2015 D:
5% 7/1/34	500,000	568,525
5% 7/1/35	900,000	1,020,960
5% 7/1/41	485,000	546,333
5% 7/1/46	3,000,000	3,369,510
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,325,723
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,160,948
Series 2013 A, 5% 10/1/25	1,870,000	2,059,038
Series 2015, 5% 9/1/27	1,500,000	1,729,740
Series 2016, 5% 10/1/21	500,000	544,785
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	985,000	987,403
5% 7/1/32	470,000	471,039
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,393,158
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.376%, tender 1/1/37 (a)(b)	1,000,000	945,080
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,263,640
5% 12/1/42	2,020,000	2,219,273
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,066,960
Series 2012 A, 5% 1/1/43	2,000,000	2,152,420
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,756,320
Series 2017A, 5% 7/1/31	385,000	452,106
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28 (Pre-Refunded to 10/1/24 @ 100)	2,000,000	2,319,120
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	403,610
5% 7/1/28	500,000	573,885
5% 7/1/29	455,000	519,487
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	567,035
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2007, 2.7%, tender 8/14/23 (a)(c)	2,000,000	2,004,580
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	789,187
5% 7/1/27	1,300,000	1,466,023
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,107,110
Series 2017:
5% 7/1/30	1,310,000	1,527,172
5% 7/1/32	1,000,000	1,155,650
Glendale Indl. Dev. Auth.:
(Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,024,170
(Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	266,243
5% 7/1/33	435,000	461,396
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,145,080
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,155,830
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2009 A, 6% 7/1/39	1,000,000	1,032,010
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/34	3,000,000	3,415,170
5% 1/1/38	1,215,000	1,366,073
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	250,000	252,943
6% 1/1/48 (d)	250,000	254,893
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	690,000	790,526
5.5% 7/1/29 (Pre-Refunded to 7/1/23 @ 100)	480,000	555,413
5.5% 7/1/30 (Pre-Refunded to 7/1/23 @ 100)	400,000	462,844
Series 2010 C, 4% 7/1/29	650,000	695,195
Maricopa County Unified School District #48 Scottsdale Series 2017 B, 5% 7/1/33	3,000,000	3,497,340
Maricopa School District # 214 (High School Inprovement Proj.) Series 2018 A, 5% 7/1/31	350,000	410,704
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,265,040
5% 7/1/38	3,850,000	4,351,617
Series 2016, 5% 7/1/39	2,270,000	2,562,399
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	2,000,000	2,197,580
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,097,540
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	465,788
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	917,955
5% 6/1/41	1,250,000	1,331,500
Series 2013, 5% 8/1/27	1,000,000	1,110,820
Series 2014, 5% 6/1/29	500,000	563,290
Series 2015, 5% 6/1/30	1,000,000	1,137,500
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (c)	1,100,000	1,217,304
5% 7/1/29 (c)	500,000	550,465
Series 2015 A, 5% 7/1/45	4,100,000	4,543,620
Series 2017 A:
5% 7/1/35 (c)	2,425,000	2,738,213
5% 7/1/42 (c)	1,000,000	1,116,180
Series 2017 D, 5% 7/1/31	2,000,000	2,316,360
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,619,080
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,157,350
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,169,460
Phoenix IDA Student Hsg. Rev. Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,642,470
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	416,157
5% 7/1/27 (c)	400,000	432,276
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,114,840
Series 2014, 5% 12/1/27	1,745,000	1,959,722
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,050,000	1,137,192
Series 2012 A:
5% 7/1/23	30,000	33,213
5% 7/1/25	1,600,000	1,765,184
5% 7/1/26	1,000,000	1,101,300
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	3,000,000	3,518,430
Series 2015 A:
5% 12/1/34	1,500,000	1,711,200
5% 12/1/45	1,035,000	1,169,167
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,675,000	1,985,512
5.5% 12/1/29	3,000,000	3,618,540
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	429,828
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	442,676
Series 2008 A, 5% 9/1/23	355,000	355,792
Scottsdale Muni. Property Corp. Excise Tax Rev.:
Series 2015, 5% 7/1/34	1,355,000	1,539,808
Series 2017, 5% 7/1/31	2,320,000	2,744,305
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,172,246
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,203,371
Series 2016:
5% 7/1/28	315,000	366,732
5% 7/1/29	500,000	579,820
5% 7/1/30	325,000	375,398
5% 7/1/31	375,000	431,445
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 6% 10/1/37 (d)	500,000	549,865
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	518,890
5% 7/1/28 (FSA Insured)	1,000,000	1,118,540
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	624,092
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,431,451
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,148,440
Series 2017, 5% 7/1/34	1,000,000	1,160,700
5% 7/1/27	1,000,000	1,161,320
5% 7/1/28	2,000,000	2,315,820
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,155,360
Univ. of Arizona Univ. Revs.:
Series 2012 A, 5% 6/1/37	2,225,000	2,415,660
Series 2014, 5% 8/1/28	1,000,000	1,129,410
Series 2015 A 5% 6/1/30	2,500,000	2,873,600
5% 6/1/38	1,000,000	1,135,690
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,062,890
Series 2012 A, 5.25% 8/1/33	2,000,000	2,187,560
Series 2016, 5% 8/1/36	1,305,000	1,434,404
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,247,180

TOTAL ARIZONA		159,968,908

Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	300,000	300,555
6.375% 10/1/43 (c)	200,000	225,410
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	432,592

TOTAL GUAM		958,557

TOTAL MUNICIPAL BONDS
(Cost $157,955,023)		160,927,465

Municipal Notes - 2.9%
Arizona - 2.9%
Phoenix Indl. Dev. Auth. Health Care Facilities Series 2014 B, 1.52% 9/4/18 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)
(Cost $5,000,000)	5,000,000	5,000,000
TOTAL INVESTMENT IN SECURITIES - 97.3%
(Cost $162,955,023)		165,927,465
NET OTHER ASSETS (LIABILITIES) - 2.7%		4,629,415
NET ASSETS - 100%		$170,556,880

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,057,701 or 0.6% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	23.2%
Health Care	17.7%
General Obligations	17.2%
Special Tax	10.0%
Transportation	9.0%
Water & Sewer	8.1%
Others* (Individually Less Than 5%)	14.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $162,955,023)		$165,927,465
Cash		3,582,395
Receivable for fund shares sold		735
Interest receivable		1,507,842
Other receivables		431
Total assets		171,018,868
Liabilities
Payable for fund shares redeemed	$250,753
Distributions payable	132,733
Accrued management fee	78,502
Total liabilities		461,988
Net Assets		$170,556,880
Net Assets consist of:
Paid in capital		$167,529,352
Undistributed net investment income		74,648
Accumulated undistributed net realized gain (loss) on investments		(19,562)
Net unrealized appreciation (depreciation) on investments		2,972,442
Net Assets, for 14,433,382 shares outstanding		$170,556,880
Net Asset Value, offering price and redemption price per share ($170,556,880 ÷ 14,433,382 shares)		$11.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Interest		$5,357,587
Expenses
Management fee	$960,288
Independent trustees' fees and expenses	704
Commitment fees	499
Total expenses before reductions	961,491
Expense reductions	(2,146)
Total expenses after reductions		959,345
Net investment income (loss)		4,398,242
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		387,127
Total net realized gain (loss)		387,127
Change in net unrealized appreciation (depreciation) on investment securities		(5,092,455)
Net gain (loss)		(4,705,328)
Net increase (decrease) in net assets resulting from operations		$(307,086)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,398,242	$4,591,618
Net realized gain (loss)	387,127	1,044,744
Change in net unrealized appreciation (depreciation)	(5,092,455)	(5,535,598)
Net increase (decrease) in net assets resulting from operations	(307,086)	100,764
Distributions to shareholders from net investment income	(4,394,356)	(4,576,975)
Distributions to shareholders from net realized gain	(1,204,002)	(370,311)
Total distributions	(5,598,358)	(4,947,286)
Share transactions
Proceeds from sales of shares	25,011,994	33,452,973
Reinvestment of distributions	3,581,986	3,162,383
Cost of shares redeemed	(33,871,663)	(42,753,902)
Net increase (decrease) in net assets resulting from share transactions	(5,277,683)	(6,138,546)
Redemption fees	–	71
Total increase (decrease) in net assets	(11,183,127)	(10,984,997)
Net Assets
Beginning of period	181,740,007	192,725,004
End of period	$170,556,880	$181,740,007
Other Information
Undistributed net investment income end of period	$74,648	$21,334
Shares
Sold	2,097,424	2,771,855
Issued in reinvestment of distributions	300,483	262,497
Redeemed	(2,844,414)	(3,572,932)
Net increase (decrease)	(446,507)	(538,580)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Income Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$12.50	$12.12	$12.11	$11.31
Income from Investment Operations
Net investment income (loss)A	.300	.311	.335	.375	.399
Net realized and unrealized gain (loss)	(.309)	(.267)	.498	.018	.831
Total from investment operations	(.009)	.044	.833	.393	1.230
Distributions from net investment income	(.300)	(.310)	(.335)	(.375)	(.398)
Distributions from net realized gain	(.081)	(.024)	(.118)	(.008)	(.032)
Total distributions	(.381)	(.334)	(.453)	(.383)	(.430)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$11.82	$12.21	$12.50	$12.12	$12.11
Total ReturnC	(.05)%	.43%	7.01%	3.28%	11.06%
Ratios to Average Net AssetsD
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.52%	2.58%	2.73%	3.08%	3.40%
Supplemental Data
Net assets, end of period (000 omitted)	$170,557	$181,740	$192,725	$150,985	$145,784
Portfolio turnover rate	12%	18%	7%	17%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of August 31, 2018

Days	% of fund's investments 8/31/18
1 - 7	91.7
8 - 30	2.5
31 - 60	2.7
91 - 180	3.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Variable Rate Demand Notes (VRDNs)	76.7%
Tender Option Bond	9.0%
Other Municipal Security	5.1%
Investment Companies	9.1%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yield

8/31/18
Fidelity® Arizona Municipal Money Market Fund	1.14%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Arizona Municipal Money Market Fund

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Variable Rate Demand Note - 76.7%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.77% 9/7/18, VRDN (a)(b)	$300,000	$300,000
Arizona - 75.1%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 1.65% 9/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,600,000	15,600,000
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 1.62% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,300,000	5,300,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.61% 9/7/18, VRDN (a)	11,300,000	11,300,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 1.77% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	255,000	255,000
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.63% 9/7/18, LOC Freddie Mac, VRDN (a)	5,300,000	5,300,000
FNMA:
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	4,415,000	4,415,000
(Ranchwood Apts. Proj.) Series 2001 A, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	1,210,000	1,210,000
(San Angelin Apts. Proj.) Series 2004, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	8,900,000	8,900,000
(San Fernando Apts. Proj.) Series 2004, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
(San Martin Apts. Proj.) Series A2, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	4,300,000	4,300,000
(San Miguel Apts. Proj.) Series 2003, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	1,100,000	1,100,000
(San Remo Apts. Proj.) Series 2002, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	6,950,000	6,950,000
(Village Square Apts. Proj.) Series 2004, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	4,795,000	4,795,000
Series A, 1.64% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	3,030,000	3,030,000
		80,600,000
Indiana - 0.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.75% 9/7/18, VRDN (a)(b)	680,000	680,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.77% 9/7/18, VRDN (a)(b)	200,000	200,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.76% 9/7/18, VRDN (a)(b)	100,000	100,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.72% 9/7/18, VRDN (a)(b)	400,000	400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $82,280,000)		82,280,000

Tender Option Bond - 9.0%
Arizona - 7.3%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,000,000	1,000,000
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,890,000	1,890,000
Participating VRDN Series ROC II R 11959X, 1.59% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,500,000	1,500,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,400,000	3,400,000
		7,790,000
Florida - 0.5%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	500,000	500,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	200,000	200,000
Montana - 0.5%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	600,000	600,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	95,000	95,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	100,000	100,000
		195,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
		200,000
Texas - 0.1%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 014, 1.79% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(e)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $9,585,000)		9,585,000

Other Municipal Security - 5.1%
Arizona - 4.0%
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/19	400,000	404,675
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
(Arizona Salt River Proj.) Series 2010 B, 4% 12/1/18	250,000	251,498
Series 2009 A:
5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	1,000,000	1,010,700
5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	1,500,000	1,517,033
Series C, 1.57% 10/4/18, CP	1,100,000	1,100,000
		4,283,906
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.73% tender 9/11/18, CP mode	100,000	100,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2018, 1.7% tender 9/24/18, CP mode	100,000	100,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 90A:
1.8% tender 9/27/18, CP mode (b)	400,000	400,000
1.85% tender 10/5/18, CP mode (b)	100,000	100,000
Series 90B, 1.6% tender 9/13/18, CP mode	200,000	200,000
Series A1, 1.75% tender 9/6/18, CP mode (b)	300,000	300,000
		1,000,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $5,483,906)		5,483,906
	Shares	Value

Investment Company - 9.1%
Fidelity Municipal Cash Central Fund, 1.60%(f)(g)	9,778,920	9,779,869
(Cost $9,779,869)
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $107,128,775)		107,128,775
NET OTHER ASSETS (LIABILITIES) - 0.1%		109,162
NET ASSETS - 100%		$107,237,937

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,595,000 or 1.5% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$100,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$500,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 014, 1.79% 10/12/18 (Liquidity Facility Barclays Bank PLC)	8/8/18	$100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$95,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$600,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$130,577
Total	$130,577

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $97,348,906)	$97,348,906
Fidelity Central Funds (cost $9,779,869)	9,779,869
Total Investment in Securities (cost $107,128,775)		$107,128,775
Cash		9,797
Receivable for fund shares sold		48,941
Interest receivable		135,578
Distributions receivable from Fidelity Central Funds		12,425
Other receivables		38
Total assets		107,335,554
Liabilities
Payable for fund shares redeemed	$46,614
Distributions payable	5,847
Accrued management fee	45,156
Total liabilities		97,617
Net Assets		$107,237,937
Net Assets consist of:
Paid in capital		$107,239,662
Accumulated undistributed net realized gain (loss) on investments		(1,725)
Net Assets, for 107,105,223 shares outstanding		$107,237,937
Net Asset Value, offering price and redemption price per share ($107,237,937 ÷ 107,105,223 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Interest		$1,429,785
Income from Fidelity Central Funds		130,577
Total income		1,560,362
Expenses
Management fee	$620,022
Independent trustees' fees and expenses	509
Total expenses before reductions	620,531
Expense reductions	(586)
Total expenses after reductions		619,945
Net investment income (loss)		940,417
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,399)
Fidelity Central Funds	269
Capital gain distributions from Fidelity Central Funds	291
Total net realized gain (loss)		(1,839)
Net increase in net assets resulting from operations		$938,578

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$940,417	$532,579
Net realized gain (loss)	(1,839)	19,768
Net increase in net assets resulting from operations	938,578	552,347
Distributions to shareholders from net investment income	(940,442)	(532,572)
Distributions to shareholders from net realized gain	–	(343,231)
Total distributions	(940,442)	(875,803)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	15,241,482	15,739,222
Reinvestment of distributions	882,867	828,727
Cost of shares redeemed	(52,137,656)	(115,036,936)
Net increase (decrease) in net assets and shares resulting from share transactions	(36,013,307)	(98,468,987)
Total increase (decrease) in net assets	(36,015,171)	(98,792,443)
Net Assets
Beginning of period	143,253,108	242,045,551
End of period	$107,237,937	$143,253,108

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Money Market Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.003	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.002	–A	–A	–A
Total from investment operations	.008	.005	–A	–A	–A
Distributions from net investment income	(.008)	(.003)	–A	–A	–A
Distributions from net realized gain	–	(.002)	–A	–	–
Total distributions	(.008)	(.005)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.78%	.48%	.02%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.20%	.06%	.09%
Expenses net of all reductions	.50%	.50%	.20%	.06%	.09%
Net investment income (loss)	.76%	.29%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$107,238	$143,253	$242,046	$400,132	$417,266

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$162,927,294	$4,220,818	$(1,220,647)	$3,000,171
Fidelity Arizona Municipal Money Market Fund	107,128,775	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$46,920	$–	$–	$3,000,171
Fidelity Arizona Municipal Money Market Fund	112	233	(2,071)	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Arizona Municipal Money Market Fund	$(2,071)	$-–	$(2,071)	$(2,071)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2017 to August 31, 2018. Loss deferrals were as follows:

Capital losses
Fidelity Arizona Municipal Income Fund	$(19,562)

The tax character of distributions paid was as follows:

August 31, 2018
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$4,394,356	$1,204,002	$5,598,358
Fidelity Arizona Municipal Money Market Fund	940,442	–	940,442

August 31, 2017
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$4,576,975	$31,070	$339,241	$4,947,286
Fidelity Arizona Municipal Money Market Fund	532,572	150,744	192,487	875,803

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $20,167,276 and $33,428,342, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$499

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$2,146
Fidelity Arizona Municipal Money Market Fund	586

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Arizona Municipal Income Fund (one of the funds constituting Fidelity Union Street Trust, hereafter collectively referred to as the "Funds") as of August 31, 2018, the related statements of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2018 and each of the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 12, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$1,017.30	$2.80
Hypothetical-C		$1,000.00	$1,022.43	$2.80
Fidelity Arizona Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,004.80	$2.53
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Arizona Municipal Income Fund	$406,689
Fidelity Arizona Municipal Money Market Fund	$0

During fiscal year ended 2018, 100% of each fund's income dividends were free from federal income tax, and 3.52% and 46.08% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

AZI-SPZ-ANN-1018
1.536826.121

Fidelity® Municipal Money Market Fund Annual Report August 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of August 31, 2018

Days	% of fund's investments 8/31/18
1 - 7	71.4
8 - 30	6.0
31 - 60	7.4
61 - 90	4.0
91 - 180	3.4
> 180	7.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Variable Rate Demand Notes (VRDNs)	40.9%
Tender Option Bond	20.7%
Other Municipal Security	34.6%
Investment Companies	5.1%
Net Other Assets (Liabilities)*	(1.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yield

8/31/18
Fidelity® Municipal Money Market Fund	1.23%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Variable Rate Demand Note - 40.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.77% 9/7/18, VRDN (a)(b)	$49,015	$49,015
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 A, 1.58% 9/7/18, LOC Bank of America NA, VRDN (a)(c)	9,200	9,200
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.68% 9/7/18, VRDN (a)	35,550	35,550
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 1.59% 9/4/18, VRDN (a)(b)	8,800	8,800
West Jefferson Indl. Dev. Series 2008, 1.68% 9/7/18, VRDN (a)	20,300	20,300
		122,865
Alaska - 1.1%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.61% 9/7/18, VRDN (a)	29,300	29,300
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.62% 9/7/18, VRDN (a)	41,075	41,075
Series 1994 C, 1.6% 9/7/18, VRDN (a)	17,600	17,600
		87,975
Arizona - 1.1%
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 1.62% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,400	3,400
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.61% 9/7/18, VRDN (a)	11,650	11,650
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.63% 9/7/18, LOC Freddie Mac, VRDN (a)	200	200
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	1,980	1,980
(San Angelin Apts. Proj.) Series 2004, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	4,100	4,100
(San Fernando Apts. Proj.) Series 2004, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	13,300	13,300
(San Lucas Apts. Proj.) Series 2003, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(San Martin Apts. Proj.) Series A1, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(San Miguel Apts. Proj.) Series 2003, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
(San Remo Apts. Proj.) Series 2002, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	7,150	7,150
(Sands Apts. Proj.) Series 2001 A, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	2,285	2,285
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 1.64% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	2,395	2,395
		93,260
Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.77% 9/7/18, VRDN (a)(b)	10,200	10,200
Series 2002, 1.76% 9/7/18, VRDN (a)(b)	8,200	8,200
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.61% 9/7/18, LOC Goldman Sachs Bank Usa, VRDN (a)(b)	5,200	5,200
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.68% 9/7/18, LOC Fannie Mae, VRDN (a)	6,145	6,145
		29,745
Colorado - 0.6%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.67% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	365	365
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.63% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)	12,090	12,090
FNMA:
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	13,325	13,325
(Timberleaf Apts. Proj.) 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	11,165	11,165
		50,645
Connecticut - 1.0%
Connecticut Gen. Oblig. Series 2016 C, 1.67% 9/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	75,050	75,050
Connecticut Hsg. Fin. Auth. Series D 3, 1.59% 9/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	3,215	3,215
		78,265
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 1.66% 9/4/18, VRDN (a)(b)	1,100	1,100
Series 1999 A, 1.68% 9/7/18, VRDN (a)	15,730	15,730
Series 1999 B, 1.74% 9/7/18, VRDN (a)(b)	5,600	5,600
		22,430
District Of Columbia - 0.1%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 1.63% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	5,020	5,020
District of Columbia Rev. (Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.7% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,865	4,865
		9,885
Florida - 3.4%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 1.61% 9/7/18, LOC Citibank NA, VRDN (a)(b)	9,270	9,270
Broward County Arpt. Facilities Rev. Series 2007 A, 1.59% 9/7/18, LOC Citibank NA, VRDN (a)(b)	11,500	11,500
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) Series 2004, 1.63% 9/7/18, LOC Citibank NA, VRDN (a)(b)	5,600	5,600
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 1.59% 9/7/18, LOC Royal Bank of Canada, VRDN (a)(b)	4,800	4,800
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(George Washington Carver Apts. Proj.) Series 2005, 1.65% 9/7/18, LOC PNC Bank NA, VRDN (a)(b)	3,300	3,300
(Summer Lakes Phase II Apts. Proj.) 1.61% 9/7/18, LOC Citibank NA, VRDN (a)(b)	16,140	16,140
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 1.58% 9/7/18, LOC Citibank NA, VRDN (a)(b)	8,215	8,215
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 1.62% 9/7/18, LOC Citibank NA, VRDN (a)(b)	4,600	4,600
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.63% 9/7/18, LOC Citibank NA, VRDN (a)(b)	10,545	10,545
(Savannah Springs Apts. Proj.) Series G, 1.61% 9/7/18, LOC Citibank NA, VRDN (a)(b)	12,645	12,645
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 1.61% 9/7/18, LOC Citibank NA, VRDN (a)(b)	11,440	11,440
(Meridian Pointe Apts. Proj.) Series 2005, 1.61% 9/7/18, LOC Citibank NA, VRDN(a)(b)	10,000	10,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 1.62% 9/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	72,015	72,015
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2016 A, 1.59% 9/4/18, VRDN (a)(b)	2,000	2,000
1.59% 9/4/18, VRDN (a)(b)	1,700	1,700
Orange County Hsg. Fin. Auth. Multi-family Rev. (Alta Westgate Apts. Proj.) Series C, 1.61% 9/7/18, LOC Citibank NA, VRDN (a)(b)	11,360	11,360
FNMA:
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	6,725	6,725
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	6,300	6,300
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Hunters Run Apts. Proj.) Series G, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	6,525	6,525
(Pinnacle Grove Apts. Proj.) Series 2003 A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	6,550	6,550
Series 2006 H, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	6,095	6,095
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	6,100	6,100
(Hunters Run Apts. Proj.) Series 2002 A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	7,220	7,220
(Royal Palm Key Apts. Proj.) Series 2002, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	8,380	8,380
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	7,940	7,940
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	7,270	7,270
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	6,800	6,800
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Fisherman's Landing Apts. Proj.) 1.65% 9/7/18, LOC Fannie Mae, VRDN (a)	900	900
(Saxon Trace Apts. Proj.) Series 2003, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	7,700	7,700
		279,635
Georgia - 1.7%
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 1.73% 9/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,000	1,000
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 1.68% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.9% 9/4/18, VRDN (a)(b)	7,500	7,500
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 1.59% 9/4/18, VRDN (a)(b)	16,985	16,985
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1.62% 9/7/18, VRDN (a)(b)	63,400	63,400
FHLMC:
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.62% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	19,720	19,720
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.62% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	6,715	6,715
FNMA:
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	8,700	8,700
		137,710
Illinois - 1.3%
Chicago Midway Arpt. Rev. Series 2014 C, 1.6% 9/7/18, LOC Barclays Bank PLC, VRDN (a)(b)	70,610	70,610
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Delta-Unibus Corp. Proj.) Series 2001, 1.65% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	1,600	1,600
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 1.62% 9/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,500	6,500
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 1.63% 9/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,640	10,640
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 1.77% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 1.62% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	7,400	7,400
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.64% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
FNMA Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	2,915	2,915
		109,985
Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.6% 9/7/18, VRDN (a)(b)(d)	7,450	7,450
Series 2003 B, 1.75% 9/7/18, VRDN (a)(b)	16,500	16,500
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.67% 9/7/18, VRDN (a)	12,800	12,800
Series I, 1.67% 9/7/18, VRDN (a)	6,200	6,200
		42,950
Iowa - 1.5%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 1.63% 9/7/18, VRDN (a)(b)	30,000	30,000
(MidAmerican Energy Proj.) Series 2008 A, 1.63% 9/7/18, VRDN (a)(b)	45,100	45,100
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.63% 9/7/18, VRDN (a)(b)(e)	49,900	49,900
		125,000
Kansas - 0.5%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 1.64% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Series 2002, 1.64% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	7,000	7,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.62% 9/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	9,600	9,600
		41,700
Kentucky - 3.7%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.67% 9/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	37,500	37,500
Series 2006 B, 1.64% 9/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	33,500	33,500
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 1.62% 9/7/18 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	7,870	7,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.62% 9/7/18 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	70,000	70,000
Series 1993 B, 1.62% 9/7/18 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	40,000	40,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.65% 9/7/18, VRDN (a)(b)	99,600	99,600
FHLMC Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 1.63% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	12,565	12,565
		301,035
Louisiana - 1.5%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 1.61% 9/7/18, VRDN (a)(b)	14,000	14,000
Series 2003, 1.61% 9/7/18, VRDN (a)(b)	18,650	18,650
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.73% 9/7/18, VRDN (a)	37,935	37,935
Series 2010 B1, 1.73% 9/7/18, VRDN (a)	46,460	46,460
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 1.6% 9/7/18, LOC Freddie Mac, VRDN (a)	4,095	4,095
		121,140
Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.) 1.59% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	13,900	13,900
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.6% 9/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	400	400
		14,300
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.6% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Missouri - 0.4%
FNMA:
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	10,600	10,600
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 1.65% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	24,500	24,500
		35,100
Nebraska - 0.9%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 B, 1.6% 9/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	10,410	10,410
Series 2015 D, 1.6% 9/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	12,300	12,300
Series 2016 D, 1.6% 9/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,195	7,195
Series 2018 D, 1.62% 9/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	20,100	20,100
Series B, 1.6% 9/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	20,200	20,200
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.77% 9/7/18, VRDN (a)(b)	1,200	1,200
		71,405
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 A2, 1.58% 9/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	1,585	1,585
Series 2008 B2, 1.6% 9/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	2,000	2,000
Series 2008 C2, 1.58% 9/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	35,815	35,815
Series 2008 C3, 1.61% 9/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	6,605	6,605
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) 1.6% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	36,195	36,195
Series 2008 A, 1.59% 9/7/18, LOC MUFG Union Bank NA, VRDN (a)(b)	25,000	25,000
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.61% 9/7/18, VRDN (a)(b)	28,700	28,700
Series 2016 E, 1.61% 9/7/18, VRDN (a)(b)	18,500	18,500
		154,400
New York - 6.5%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (15 East Clark Place Apts. Proj.) Series A, 1.57% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,430	5,430
New York Hsg. Fin. Agcy. Rev. (455 West 37th Street Hsg. Proj.) Series A, 1.57% 9/4/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	27,200	27,200
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Linden Plaza Proj.) Series 2008 A, 1.69% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	9,550	9,550
(Rivereast Apts. Proj.) Series A, 1.58% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	30,700	30,700
New York Hsg. Fin. Agcy. Rev.:
(Clinton Green North Hsg. Proj.) Series 2005 A, 1.57% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	50,000	50,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 1.57% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	49,000	49,000
Series 2006 A, 1.57% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	34,700	34,700
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.57% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
Series 2002 A, 1.57% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (89 Murray St. Proj.) Series A, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	13,850	13,850
New York Hsg. Fin. Agcy. Rev.:
(250 West 50th Street Hsg. Proj.) Series 1997 A, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	11,500	11,500
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 1.57% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.69% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	51,765	51,765
(East 39th Street Hsg. Proj.) Series 1999 A, 1.57% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
(West 20th Street Proj.) Series 2001 A, 1.69% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	47,500	47,500
(Worth Street Hsg. Proj.) Series A, 1.57% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
Series 2004 A, 1.69% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	44,000	44,000
		530,295
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.76% 9/7/18, VRDN (a)(b)	3,800	3,800
North Dakota - 0.1%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 1.51% 9/4/18, LOC Bank of America NA, VRDN (a)	6,600	6,600
Ohio - 0.0%
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 H, 1.57% 9/7/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	1,935	1,935
Oregon - 0.1%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 1.61% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	3,110	3,110
(New Columbia - Trouton Proj.) Series 2005, 1.61% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	5,090	5,090
		8,200
Pennsylvania - 0.1%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.66% 9/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.79% 9/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	785	785
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 1.62% 9/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,645	2,645
		10,335
South Carolina - 0.2%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.77% 9/7/18, VRDN (a)(b)	1,000	1,000
Series A, 1.73% 9/7/18, VRDN (a)(b)	1,700	1,700
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.57% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
		17,700
South Dakota - 0.1%
FNMA South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 1.67% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	5,185	5,185
Tennessee - 0.9%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.62% 9/7/18, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.7% 9/7/18, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 1.61% 9/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,000	10,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.57% 9/7/18, LOC Bank of America NA, VRDN (a)	8,600	8,600
FNMA Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
		74,900
Texas - 4.9%
Austin Arpt. Sys. Rev.:
Series 2005 1, 1.58% 9/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,025	44,025
Series 2005 2, 1.58% 9/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,000	44,000
Series 2005 3, 1.58% 9/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	1,100	1,100
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 1.61% 9/7/18, LOC Citibank NA, VRDN (a)(b)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 1.61% 9/7/18, LOC Citibank NA, VRDN (a)(b)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.64% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 1.6% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,200	4,200
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 1.64% 9/7/18, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.61% 9/7/18, LOC Citibank NA, VRDN (a)(b)	12,150	12,150
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 1.72% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,955	6,955
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.77% 9/7/18, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 1.63% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	20,560	20,560
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 1.61% 9/7/18, VRDN (a)(b)	18,900	18,900
Series 2001, 1.61% 9/7/18, VRDN (a)(b)	24,800	24,800
Series 2002, 1.61% 9/7/18, VRDN (a)(b)	9,500	9,500
Series 2012, 1.62% 9/7/18 (Total SA Guaranteed), VRDN (a)	9,100	9,100
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.62% 9/7/18 (Total SA Guaranteed), VRDN (a)	2,600	2,600
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.65% 9/7/18 (Total SA Guaranteed), VRDN (a)(b)	8,000	8,000
FHLMC:
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 1.61% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	7,470	7,470
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003 A, 1.61% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	8,050	8,050
FNMA:
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	4,970	4,970
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	6,580	6,580
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	12,315	12,315
(Louetta Village Apts. Proj.) Series 2005, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	5,880	5,880
(Primrose Aldine Bender Apt. Proj.) Series 2004, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	6,910	6,910
(Primrose at Bammel Apts. Proj.) Series 2005, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	7,380	7,380
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Little Nell Apts. Proj.) Series 2003, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	11,000	11,000
(Mayfair Park Apts. Proj.) Series 2004, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	2,930	2,930
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	11,000	11,000
(Chisholm Trail Proj.) Series 2004, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	4,600	4,600
(Pinnacle Apts. Proj.) Series 2004, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	12,765	12,765
(Residences at Sunset Pointe Proj.) Series 2006, 1.68% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	5,580	5,580
(Windshire Apts. Proj.) Series 2007, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	12,800	12,800
Series 2004, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	10,300	10,300
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	8,585	8,585
		404,580
Utah - 0.1%
FNMA Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
Virginia - 0.3%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (Garnet of Virginia, Inc. Proj.) Series 1996, 1.62% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,250	5,250
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.72% 9/7/18, LOC Bank of America NA, VRDN (a)	3,315	3,315
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	19,920	19,920
		28,485
Washington - 2.7%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.62% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	16,155	16,155
Port of Seattle Rev.:
Series 1997, 1.64% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	32,450	32,450
Series 2008, 1.64% 9/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	4,400	4,400
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 1.68% 9/7/18, LOC Bank of America NA, VRDN (a)	25,000	25,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 1.65% 9/7/18, LOC Bank of America NA, VRDN (a)	6,800	6,800
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Fairwinds Redmond Proj.) Series A, 1.61% 9/7/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(The Lodge at Eagle Ridge Proj.) Series A, 1.61% 9/7/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	9,485	9,485
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	8,700	8,700
(Echo Lake Sr. Apts. Proj.) Series 2006, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	12,470	12,470
(Gardens Univ. Village Apt. Proj.) Series A, 1.63% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	24,300	24,300
(Highland Park Apts. Proj.) Series A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	9,040	9,040
(Pinehurst Apts. Proj.) Series A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	12,250	12,250
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 1.61% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	3,500	3,500
		219,085
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.73% 9/7/18, VRDN (a)(b)	25,275	25,275
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.72% 9/7/18, VRDN (a)(b)	28,900	28,900
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.62% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	5,700	5,700
		59,875
Wyoming - 0.5%
Converse County Envir. Impt. Rev. Series 1995, 1.64% 9/7/18, VRDN (a)(b)	1,200	1,200
Converse County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 1.66% 9/7/18, VRDN (a)	3,595	3,595
(Pacificorp Projs.) Series 1992, 1.6% 9/7/18, VRDN (a)(e)	8,300	8,300
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.69% 9/7/18, VRDN (a)(b)	20,350	20,350
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.66% 9/7/18, VRDN (a)	3,800	3,800
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.6% 9/7/18, VRDN (a)	3,800	3,800
		41,045
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $3,359,935)		3,359,935

Tender Option Bond - 20.7%
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 1.59% 9/7/18 (Liquidity Facility Bank of America NA) (a)(f)	16,665	16,665
Arizona - 0.2%
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	5,360	5,360
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	7,700	7,700
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	2,015	2,015
		15,075
California - 0.7%
California Gen. Oblig. Participating VRDN:
Series DB XF 1041, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	3,790	3,790
Series Floaters XF 10 38, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	33,500	33,500
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(g)(h)	16,775	16,775
		54,065
Colorado - 0.5%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	2,095	2,095
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	24,800	24,800
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	2,300	2,300
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 9/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	4,215	4,215
Univ. of Colorado Enterprise Sys. Rev. Bonds Series Solar 0065, 1.71%, tender 9/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)	6,300	6,300
		39,710
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.62% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	4,675	4,675
Series 2017, 1.62% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	1,990	1,990
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	9,100	9,100
Series Floaters XL 00 66, 1.62% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	3,200	3,200
Series Floaters XM 05 22, 1.62% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,000	5,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.62% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	2,455	2,455
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 1.62% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,700	3,700
		30,120
District Of Columbia - 0.4%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	6,300	6,300
District of Columbia Gen. Oblig. Bonds:
Series 2016 23, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	1,500	1,500
Series Solar 0035, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/29/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	2,490	2,490
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	12,400	12,400
Series XF 23 41, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	4,800	4,800
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters XM 05 52, 1.64% 9/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)	5,700	5,700
Series Floaters ZM 05 54, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	2,500	2,500
		35,690
Florida - 1.5%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	38,765	38,765
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.71%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)	3,000	3,000
Series Solar 0054, 1.71%, tender 9/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)	2,150	2,150
Florida Gen. Oblig. Bonds:
Series Solar 042, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	8,200	8,200
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	2,900	2,900
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.71%, tender 11/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)	15,835	15,835
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 1.81%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)(h)	3,000	3,000
Participating VRDN Series Floaters ZF 25 03, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(b)(f)	3,750	3,750
Miami Beach Resort Tax Rev. Participating VRDN Series RBC 15 ZM0119, 1.61% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	7,500	7,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	9,255	9,255
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	8,040	8,040
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	10,490	10,490
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.59% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	6,400	6,400
Pinellas County Fla School Board Ctfs. Participating VRDN Series Floaters ZF 05 86, 1.63% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	5,000	5,000
		124,285
Georgia - 0.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.62% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	13,800	13,800
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	4,800	4,800
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.62% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,300	2,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	6,320	6,320
Monroe County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 106, 1.62% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	5,000	5,000
		32,220
Hawaii - 0.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.63% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	11,190	11,190
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/18/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	5,120	5,120
Participating VRDN:
Series 16 XF0439, 1.6% 9/7/18 (Liquidity Facility Bank of America NA) (a)(f)	6,000	6,000
Series Floaters XF 05 18, 1.6% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	3,835	3,835
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 1.59% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	4,005	4,005
		30,150
Illinois - 1.6%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	12,600	12,600
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.71% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	1,900	1,900
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	5,100	5,100
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	15,700	15,700
Series Floaters XF 25 00, 1.59% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	4,980	4,980
Series XF 23 38, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	10,800	10,800
Illinois Gen. Oblig. Participating VRDN:
Series Floaters E97, 1.61% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	40,745	40,745
Series Floaters XX 10 81, 1.62% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	12,000	12,000
Series Floaters YX 10 72, 1.62% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	3,625	3,625
Series Floaters YX 10 86, 1.62% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	4,100	4,100
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	4,055	4,055
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.64% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,000	2,000
Series 15 XM 0078, 1.61% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	15,375	15,375
		132,980
Indiana - 0.4%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	13,000	13,000
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 1.59% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	17,180	17,180
		30,180
Kansas - 0.2%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 1.59% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	5,420	5,420
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	8,909	8,909
		14,329
Kentucky - 0.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	5,295	5,295
Louisiana - 1.5%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.61% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	114,600	114,600
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	10,400	10,400
		125,000
Maryland - 0.3%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.76%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(f)(h)	1,500	1,500
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	18,300	18,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 1.59% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,275	7,275
Series Floaters XG 01 77, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	1,900	1,900
		28,975
Massachusetts - 1.3%
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.180% 1.74%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)(g)(h)	17,410	17,410
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.61%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)(g)	71,570	71,570
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.74%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)(g)(h)	15,913	15,913
		104,893
Michigan - 0.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	26,100	26,100
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.61% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,290	5,290
Series 16 ZM0166, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,240	2,240
		33,630
Mississippi - 0.0%
Mississippi Gen. Oblig. Participating VRDN Series Clipper 09 60, SIFMA Municipal Swap Index + 0.050% 1.61% 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)(g)	3,500	3,500
Missouri - 0.4%
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.61% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	2,300	2,300
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.61% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	27,380	27,380
		29,680
Montana - 0.1%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	4,600	4,600
Nebraska - 0.3%
Douglas County School District #1 Bonds Series Solar 0059, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	5,190	5,190
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	12,200	12,200
Series Floaters XX 10 04, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	5,710	5,710
		23,100
Nevada - 0.1%
Clark County Fuel Tax Bonds:
Series Solar 0068, 1.71%, tender 10/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)	3,580	3,580
Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 9/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	5,540	5,540
		9,120
New Jersey - 0.1%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.66% 9/7/18 (Liquidity Facility Bank of America NA) (a)(b)(f)	3,065	3,065
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	4,100	4,100
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	3,200	3,200
		10,365
North Carolina - 2.1%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	5,000	5,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	2,720	2,720
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	63,665	63,665
Series EGL 14 0051:
1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	16,300	16,300
1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	14,220	14,220
Series EGL 14 0052, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	64,735	64,735
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series 15 XF0147, 1.6% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	9,365	9,365
		176,005
Ohio - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	2,800	2,800
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	7,510	7,510
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	7,610	7,610
Series XG 00 69, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	750	750
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(f)(h)	1,400	1,400
		20,070
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	7,800	7,800
Oregon - 0.3%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 9/27/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	6,885	6,885
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	1,045	1,045
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(g)(h)	10,755	10,755
Participating VRDN Series ROC II R 11949, 1.59% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	3,615	3,615
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 9/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	6,345	6,345
		28,645
Pennsylvania - 1.1%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.66% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	2,920	2,920
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)(h)	68,500	68,500
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	11,000	11,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.61% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	2,415	2,415
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters XF 24 54, 1.59% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	5,630	5,630
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)(h)	800	800
Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(g)(h)	2,600	2,600
		93,865
South Carolina - 0.8%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	3,040	3,040
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/11/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	7,935	7,935
Participating VRDN Series Floaters XM 04 42, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	3,000	3,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 9/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	3,585	3,585
Lexington County School District #1 Bonds Series Solar 0058, 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)	3,595	3,595
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	33,065	33,065
Series Floaters XG 01 49, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	11,215	11,215
		65,435
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	4,585	4,585
Series Floaters XL 00 62, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	2,320	2,320
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 1.66% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,000	5,000
		11,905
Texas - 1.0%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(g)(h)	5,535	5,535
Boerne Independent School District Participating VRDN Series Floaters XG 01 64, 1.6% 9/7/18 (Liquidity Facility Bank of America NA) (a)(f)	2,795	2,795
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	4,200	4,200
Series Floaters 014, 1.79% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(h)	11,540	11,540
Frisco Independent School District Participating VRDN Series ROC II R 11960, 1.59% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	6,310	6,310
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(h)	10,365	10,365
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 1.61%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)(g)	4,600	4,600
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/11/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	2,795	2,795
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 1.59% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.59% 9/7/18 (Liquidity Facility Bank of America NA) (a)(f)	14,400	14,400
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.6% 9/7/18 (Liquidity Facility Bank of America NA) (a)(f)	1,105	1,105
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 XF0411, 1.61% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,900	6,900
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.61% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,000	4,000
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.59% 9/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(f)	4,095	4,095
		84,640
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.61% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	14,900	14,900
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	910	910
Virginia - 1.2%
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)	6,500	6,500
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/11/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	2,915	2,915
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	31,565	31,565
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/29/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	3,420	3,420
Participating VRDN Series EGL 14 0048, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	41,105	41,105
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	6,770	6,770
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.76%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)(h)	2,800	2,800
		95,075
Washington - 1.8%
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	39,785	39,785
Series ROC II R 11962, 1.59% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	2,200	2,200
Port of Seattle Rev. Participating VRDN:
Series Floaters XF 05 22, 1.65% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(f)	3,600	3,600
Series Floaters XM 06 65, 1.66% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	12,700	12,700
Series Floaters ZM 06 69, 1.64% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)	9,100	9,100
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.64% 9/7/18 (Liquidity Facility Bank of America NA) (a)(b)(f)	5,100	5,100
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 0055, 1.71%, tender 9/27/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)	6,190	6,190
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/29/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	3,870	3,870
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(g)(h)	6,730	6,730
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 10/25/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	7,565	7,565
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 81, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	9,000	9,000
Series Floaters ZM 06 79, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	7,500	7,500
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(g)(h)	33,900	33,900
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XF 24 92, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	1,745	1,745
		148,985
Wisconsin - 0.3%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	4,700	4,700
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(f)(g)	3,100	3,100
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	4,200	4,200
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters 3184, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	11,860	11,860
		23,860
TOTAL TENDER OPTION BOND
(Cost $1,705,722)		1,705,722

Other Municipal Security - 34.6%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2018, 1.77% 12/3/18, CP	11,000	11,000
Alaska - 0.5%
Anchorage Gen. Oblig. TAN Series 2018, 4% 9/17/18	38,900	38,942
Arizona - 0.3%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
1.44% 9/5/18, CP	11,500	11,500
1.44% 9/5/18, CP	7,400	7,400
1.57% 10/4/18, CP	4,700	4,700
		23,600
California - 1.3%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(g)	76,875	76,875
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(g)	26,990	26,990
		103,865
Colorado - 0.1%
Denver City & County Arpt. Rev. Bonds Series 2011 A, 5.25% 11/15/18 (b)	4,800	4,834
Connecticut - 2.5%
Bethel Gen. Oblig. BAN Series 2018, 2.5% 11/15/18	8,650	8,666
Bloomfield Gen. Oblig. BAN Series 2018, 2.5% 1/29/19	4,600	4,614
Bristol Gen. Oblig. BAN Series 2018, 2.25% 10/25/18	2,700	2,702
Colchester Gen. Oblig. BAN Series 2018, 2.5% 10/17/18	7,950	7,960
Connecticut Gen. Oblig.:
BAN Series 2017 A, 5% 9/14/18	134,350	134,516
Bonds:
Series 2014 H, 5% 11/15/18	3,195	3,217
Series 2017 B, 5% 4/15/19	1,400	1,425
Series 2018 A, 5% 4/15/19	3,400	3,464
Series 2018 B, 5% 4/15/19	13,790	14,051
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2018 A, 4% 1/1/19	2,400	2,419
East Haddam Gen. Oblig. BAN Series 2018, 2.25% 9/6/18	6,900	6,901
New Milford Gen. Oblig. BAN Series 2018, 2.5% 1/24/19	1,460	1,464
Watertown Gen. Oblig. BAN Series 2018, 2.5% 10/25/18	5,800	5,808
Windham Gen. Oblig. BAN Series 2018, 2.75% 10/12/18	4,900	4,906
		202,113
District Of Columbia - 0.2%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2018, 1.65% 10/23/18, LOC JPMorgan Chase Bank, CP	11,500	11,500
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Bonds Series 2015 B, 4% 10/1/18 (b)	1,560	1,563
		13,063
Florida - 3.6%
Florida Local Govt. Fin. Cmnty. Series 11A1:
1.35% 9/4/18, LOC JPMorgan Chase Bank, CP	5,500	5,500
1.54% 10/4/18, LOC JPMorgan Chase Bank, CP	33,100	33,100
Jacksonville Gen. Oblig. Series 04A, 1.36% 9/4/18, LOC Bank of America NA, CP	8,000	8,000
Miami-Dade County Series A1:
1.8% 12/3/18, LOC Bank of America NA, CP (b)	39,600	39,600
1.8% 1/4/19, LOC Bank of America NA, CP (b)	13,943	13,943
Miami-Dade County Aviation Rev.:
Bonds Series 2008, 5.25% 10/1/18 (Pre-Refunded to 10/1/18 @ 100) (b)	20,935	20,997
Series C:
1.68% 12/3/18, LOC Bank of America NA, CP (b)	47,900	47,900
1.8% 1/4/19, LOC Bank of America NA, CP (b)	19,100	19,100
Miami-Dade County Wtr. & Swr. Rev. Series A1, 1.37% 9/5/18, LOC Barclays Bank PLC, CP	7,000	7,000
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.86%, tender 3/29/19 (a)(g)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.81%, tender 3/29/19 (a)(g)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.86%, tender 3/29/19 (a)(g)	42,015	42,015
		294,255
Georgia - 7.0%
Atlanta Arpt. Rev.:
Series D1:
1.63% 11/2/18, LOC Bank of America NA, CP	20,933	20,933
1.7% 11/2/18, LOC Bank of America NA, CP	2,200	2,200
1.72% 11/2/18, LOC Bank of America NA, CP	1,700	1,700
Series D2:
1.66% 11/2/18, LOC Bank of America NA, CP (b)	77,705	77,705
1.75% 11/2/18, LOC Bank of America NA, CP (b)	5,713	5,713
1.77% 11/2/18, LOC Bank of America NA, CP (b)	6,200	6,200
Series D3, 1.63% 11/2/18, LOC Bank of America NA, CP	3,200	3,200
Series D4:
1.66% 11/2/18, LOC Bank of America NA, CP (b)	14,400	14,400
1.77% 11/2/18, LOC Bank of America NA, CP (b)	649	649
Series E1:
1.25% 9/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,940	9,940
1.55% 9/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	10,000	10,000
Series E2:
1.29% 9/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	44,055	44,055
1.6% 9/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	37,435	37,435
Series E3:
1.25% 9/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,274	3,274
1.55% 9/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,600	1,600
Series E4:
1.29% 9/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	5,745	5,745
1.6% 9/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	7,031	7,031
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 1.37% tender 9/5/18, LOC Barclays Bank PLC, CP mode	10,800	10,800
Series B, 1.45% 9/5/18, LOC PNC Bank NA, CP	20,977	20,977
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(g)	89,620	89,620
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(g)	202,420	202,420
		575,597
Illinois - 2.3%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 16A1, 1.55% 9/13/18, LOC Bank of America NA, CP (b)	11,300	11,300
Series 16A2, 1.5% 9/13/18, LOC Bank of America NA, CP	1,428	1,428
Series 16B1, 1.54% 9/13/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	14,900	14,900
Series 16B2, 1.49% 9/13/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,100	2,100
Series 16C1, 1.55% 9/13/18, LOC Barclays Bank PLC, CP (b)	3,300	3,300
Series 16C2, 1.5% 9/13/18, LOC Barclays Bank PLC, CP	2,893	2,893
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.6% 9/10/18, LOC PNC Bank NA, CP	14,740	14,740
Series LOY, 1.55% 10/2/18, LOC PNC Bank NA, CP	19,400	19,400
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.86%, tender 3/29/19 (a)(g)	40,850	40,850
Series 12H, 1.28% tender 9/12/18, CP mode	14,400	14,400
Series 12I:
1.36% tender 9/4/18, CP mode	11,700	11,700
1.46% tender 9/4/18, CP mode	11,800	11,800
1.49% tender 10/1/18, CP mode	11,800	11,800
1.7% tender 10/10/18, CP mode	6,660	6,660
Series H, 1.67% tender 12/3/18, CP mode	16,185	16,185
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 17B, 1.65% tender 10/1/18, CP mode	6,900	6,900
		190,356
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.33% 9/6/18, LOC JPMorgan Chase Bank, CP	23,200	23,200
Kansas - 0.4%
Wyandotte/Kansas City Unified Govt. BAN Series 2018 I, 1.75% 3/1/19	33,600	33,600
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.73% tender 9/11/18, CP mode	5,500	5,500
Maryland - 0.5%
Baltimore County Gen. Oblig. BAN Series 2018, 4% 3/18/19	15,300	15,488
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.4%, tender 12/3/18 (a)(e)	22,500	22,500
		37,988
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 2018, 1.8% tender 9/27/18 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	7,500	7,500
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2018:
1.7% tender 9/24/18, CP mode	7,400	7,400
1.8% tender 10/5/18, CP mode	3,600	3,600
Massachusetts Port Auth. Rev. Series 12B:
1.4% 9/14/18, LOC TD Banknorth, NA, CP (b)	14,400	14,400
1.5% 10/4/18, LOC TD Banknorth, NA, CP (b)	8,200	8,200
1.74% 12/6/18, LOC TD Banknorth, NA, CP (b)	3,900	3,900
Middleborough Gen. Oblig. BAN Series 2017, 2% 10/5/18	3,100	3,101
		48,101
Michigan - 0.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.81%, tender 3/29/19 (a)(g)	16,745	16,745
Michigan Bldg. Auth. Rev. Series 7, 1.65% 9/13/18, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	20,600	20,600
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 1.4%, tender 12/3/18 (a)(e)	8,000	8,000
		45,345
Minnesota - 0.2%
Minnesota Gen. Oblig. Bonds Series 2017 E, 4% 10/1/18	5,740	5,751
Univ. of Minnesota Gen. Oblig.:
Series 07B, 1.55% 10/1/18, CP	2,700	2,700
Series 17F, 1.55% 10/1/18, CP	3,700	3,700
Series H, 1.72% 10/3/18, CP	2,900	2,900
		15,051
Missouri - 0.3%
Curators of the Univ. of Missouri Series A:
1.52% 10/3/18, CP	14,200	14,200
1.55% 10/4/18, CP	11,500	11,500
		25,700
Montana - 0.0%
Montana Board of Invt. Bonds (Intercap Revolving Prog.) Series 2017, 1.65%, tender 3/1/19 (a)	3,400	3,400
Nebraska - 0.5%
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.35% 9/5/18, CP	6,600	6,600
1.36% 9/7/18, CP	6,600	6,600
1.54% 10/4/18, CP	6,900	6,900
1.57% 10/5/18, CP	8,650	8,650
1.6% 10/9/18, CP	6,900	6,900
1.68% 10/3/18, CP	6,900	6,900
		42,550
Nevada - 0.0%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.44% 9/5/18, LOC Wells Fargo Bank NA, CP	4,400	4,400
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 90A:
1.8% tender 9/27/18, CP mode (b)	23,700	23,700
1.85% tender 10/5/18, CP mode (b)	9,200	9,200
Series 90B, 1.6% tender 9/13/18, CP mode	5,000	5,000
Series A1, 1.75% tender 9/6/18, CP mode (b)	21,300	21,300
		59,200
New Jersey - 0.8%
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	2,566	2,584
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2018 A, 3% 4/22/19	12,555	12,647
Series 2018 B, 3% 4/22/19	10,070	10,144
Hopatcong Borough Gen. Oblig. BAN Series 2018, 3% 7/25/19	5,561	5,615
Morris Township Gen. Oblig. BAN Series 2018, 3% 9/5/19 (e)	10,666	10,783
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	9,200	9,264
Summit Gen. Oblig. BAN Series 2018, 3% 4/5/19	10,202	10,277
West Caldwell Township BAN Series 2017, 3% 12/14/18	3,564	3,578
		64,892
New York - 2.1%
Albany City School District BAN Series 2018 B, 3% 8/2/19	8,897	8,995
Burnt Hills Ballston Lake NY BAN Series 2018, 3% 6/21/19	27,400	27,663
East Meadow Union Free School District BAN Series 2018 B, 2.75% 3/1/19	2,404	2,418
Harborfields Central School District Greenlawn TAN Series 2018, 3% 6/21/19 (e)	18,000	18,163
Lindenhurst Unified Free School District TAN Series 2018, 3% 6/26/19 (e)	23,000	23,207
New York Pwr. Auth. Series 2:
1.32% 9/4/18, CP	18,242	18,242
1.72% 11/8/18, CP	9,000	9,000
North Colonie Central School District BAN Series 2018, 3% 7/19/19	53,000	53,556
Vestal Gen. Oblig. BAN Series 2018, 3% 5/10/19	10,684	10,762
		172,006
North Carolina - 0.1%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	6,065	6,133
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2009 A, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	2,345	2,369
		8,502
Ohio - 0.6%
Butler County Gen. Oblig. BAN Series 2018:
3% 1/24/19	2,000	2,011
3% 7/25/19	3,070	3,101
Fairborn Gen. Oblig. BAN Series 2018 A, 2.25% 3/21/19	4,887	4,903
Hudson City Gen. Oblig. BAN Series 2017 2, 3% 12/28/18	4,040	4,058
Independence Gen. Oblig. BAN Series 2017, 2% 12/5/18	500	501
Lake County Gen. Oblig. BAN (Ohio Gen. Oblig.) Series 2018, 2% 1/17/19 (Ohio Gen. Oblig. Guaranteed)	5,200	5,208
Mason Gen. Oblig. BAN Series 2018, 3% 5/16/19	2,500	2,517
Miamisburg Gen. Oblig. BAN Series 2017, 3% 6/25/19 (Ohio Gen. Oblig. Guaranteed)	4,000	4,038
Ohio Higher Edl. Facility Commission Rev. Bonds Series B5:
1.56% tender 9/5/18, CP mode	2,040	2,040
1.56% tender 9/5/18, CP mode	3,440	3,440
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	2,300	2,317
Southwest Local School District BAN Series 2017, 2.5% 11/14/18	3,900	3,907
Springfield Gen. Oblig. BAN Series 2018, 2.5% 3/28/19 (Ohio Gen. Oblig. Guaranteed)	3,700	3,717
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed) (e)	5,342	5,399
		47,157
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.54% 10/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,800	3,800
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.91%, tender 3/29/19 (a)(g)	20,415	20,415
		24,215
Oregon - 0.3%
Oregon Gen. Oblig. TAN Series 2017 A, 5% 9/28/18	3,090	3,097
Port of Portland Arpt. Rev. Series B, 1.64% 10/11/18, LOC Barclays Bank PLC, CP (b)	19,500	19,500
		22,597
Pennsylvania - 0.1%
Philadelphia Arpt. Rev. Series B2, 1.64% 11/1/18, LOC PNC Bank NA, CP (b)	9,000	9,000
South Carolina - 0.4%
Charleston County School District BAN Series 2018 A, 2.5% 11/6/18	31,720	31,767
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2008 A, 5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	4,455	4,512
		36,279
Tennessee - 1.1%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev.:
Series A, 1.7% 11/7/18, LOC State Street Bank & Trust Co., Boston, CP	23,000	23,000
Series A, 1.75% 11/13/18, LOC State Street Bank & Trust Co., Boston, CP	11,400	11,400
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series 2018 B2, 1.65% 9/21/18 (Liquidity Facility MUFG Union Bank NA), CP	23,600	23,600
Series B1:
1.7% 9/20/18 (Liquidity Facility JPMorgan Chase Bank), CP	20,500	20,500
1.7% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	11,300	11,300
		89,800
Texas - 5.8%
Austin Elec. Util. Sys. Rev. Series A:
1.43% 9/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,725	1,725
1.57% 10/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	32,200	32,200
Fort Bend Independent School District Series 2018:
1.42% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,300	2,300
1.55% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,300	2,300
1.61% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,500	2,500
1.7% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,300	2,300
1.81% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,400	2,400
Garland Series 15, 1.61% 9/13/18, LOC Citibank NA, CP	1,500	1,500
Garland Util. Sys. Rev.:
Series 18, 1.55% 10/1/18, LOC Bank of America NA, CP	5,100	5,100
Series 2018, 1.58% 9/4/18, LOC Bank of America NA, CP	2,570	2,570
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.76%, tender 3/29/19 (a)(g)	33,900	33,900
Series 16B2, 1.35% tender 9/6/18, CP mode	23,500	23,500
Harris County Gen. Oblig.:
Series E1, 1.58% 9/13/18, LOC Landesbank Hessen-Thuringen, CP	9,400	9,400
Series E2, 1.58% 9/13/18, LOC Barclays Bank PLC, CP	5,300	5,300
Harris County Metropolitan Trans. Auth.:
Series A1:
1.6% 11/15/18 (Liquidity Facility JPMorgan Chase Bank), CP	12,250	12,250
1.7% 9/13/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,900	7,900
1.71% 9/12/18 (Liquidity Facility JPMorgan Chase Bank), CP	14,550	14,550
Series A3, 1.71% 9/12/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,200	6,200
Houston Arpt. Sys. Rev. Series A:
1.37% 9/4/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	4,800	4,800
1.37% 9/5/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	11,073	11,073
1.62% 11/1/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	3,800	3,800
Houston Gen. Oblig. Series E1, 1.6% 9/6/18, LOC Citibank NA, CP	2,300	2,300
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 1.57% 10/3/18, CP	5,900	5,900
Lower Colorado River Auth. Rev.:
Series 2018:
1.38% 10/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	22,000	22,000
1.58% 10/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,900	11,900
1.72% 12/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,300	5,300
Series B, 1.54% 9/4/18, LOC State Street Bank & Trust Co., Boston, CP	17,922	17,922
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.86%, tender 3/29/19 (a)(g)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.86%, tender 3/29/19 (a)(g)	31,000	31,000
Texas A&M Univ. Rev. Series B, 1.59% 10/3/18, CP	29,625	29,625
Texas Gen. Oblig.:
Bonds Series 2014, 5% 10/1/18	9,700	9,727
TRAN Series 2018, 4% 8/29/19 (e)	70,710	72,174
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.52% 9/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,200	3,200
1.55% 9/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,400	8,400
1.58% 10/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,800	3,800
1.6% 11/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,700	11,700
1.75% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,800	6,800
Univ. of Texas Permanent Univ. Fund Rev. Series A, 1.25% 9/14/18, CP	11,600	11,600
Upper Trinity Reg'l. Wtr. District Series 2018, 1.63% 11/1/18, LOC Bank of America NA, CP	6,700	6,700
		479,316
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series D, 1.75% 11/8/18, LOC JPMorgan Chase Bank, CP (b)	8,100	8,100
Virginia - 0.0%
Univ. of Virginia Gen. Rev. Series 03A, 1.58% 9/5/18, CP	3,100	3,100
Washington - 0.3%
Univ. of Washington Univ. Revs. Series A:
1.6% 10/2/18, CP	11,800	11,800
1.67% 12/7/18, CP	6,900	6,900
Washington Gen. Oblig. Bonds Series 2018 C, 5% 2/1/19	4,765	4,828
		23,528
Wisconsin - 0.6%
Wisconsin Gen. Oblig.:
Series 06A, 1.57% 9/4/18 (Liquidity Facility BMO Harris Bank NA), CP	6,111	6,111
Series 13A, 1.35% 9/6/18 (Liquidity Facility BMO Harris Bank NA), CP	17,310	17,310
Series 16A, 1.57% 9/4/18 (Liquidity Facility BMO Harris Bank NA), CP	7,600	7,600
Wisconsin Trans. Rev. Series 13A, 1.35% 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	21,665	21,665
		52,686
TOTAL OTHER MUNICIPAL SECURITY
(Cost $2,842,838)		2,842,838
	Shares (000s)	Value (000s)

Investment Company - 5.1%
Fidelity Municipal Cash Central Fund, 1.60% (i)(j)
(Cost $420,306)	420,264	420,306
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $8,328,801)		8,328,801
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(109,550)
NET ASSETS - 100%		$8,219,251

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,200,000 or 0.1% of net assets.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $283,208,000 or 3.4% of net assets.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$68,500
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.76%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,500
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$11,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,535
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 3/2/18	$38,765
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	6/7/18 - 8/15/18	$4,200
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 014, 1.79% 10/12/18 (Liquidity Facility Barclays Bank PLC)	7/12/18 - 8/15/18	$11,540
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.81%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$3,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$10,365
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.180% 1.74%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	4/3/09	$17,410
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.74%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$15,913
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17 - 7/13/18	$7,510
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	9/29/17 - 1/25/18	$4,600
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/1/16	$16,775
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$7,610
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,400
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,755
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	8/3/18	$800
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	8/11/16 - 11/10/16	$2,600
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.76%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,800
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$3,399
Total	$3,399

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,908,495)	$7,908,495
Fidelity Central Funds (cost $420,306)	420,306
Total Investment in Securities (cost $8,328,801)		$8,328,801
Cash		8
Receivable for securities sold on a delayed delivery basis		46,750
Receivable for fund shares sold		3,289
Interest receivable		23,239
Distributions receivable from Fidelity Central Funds		500
Prepaid expenses		21
Other receivables		292
Total assets		8,402,900
Liabilities
Payable for investments purchased
Delayed delivery	$168,827
Payable for fund shares redeemed	11,296
Distributions payable	327
Accrued management fee	1,773
Other affiliated payables	1,083
Other payables and accrued expenses	343
Total liabilities		183,649
Net Assets		$8,219,251
Net Assets consist of:
Paid in capital		$8,220,839
Distributions in excess of net investment income		(52)
Accumulated undistributed net realized gain (loss) on investments		(1,536)
Net Assets, for 8,209,261 shares outstanding		$8,219,251
Net Asset Value, offering price and redemption price per share ($8,219,251 ÷ 8,209,261 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2018
Investment Income
Interest		$119,194
Income from Fidelity Central Funds		3,399
Total income		122,593
Expenses
Management fee	$24,538
Transfer agent fees	13,735
Accounting fees and expenses	780
Custodian fees and expenses	71
Independent trustees' fees and expenses	39
Registration fees	74
Audit	49
Legal	19
Miscellaneous	46
Total expenses before reductions	39,351
Expense reductions	(63)
Total expenses after reductions		39,288
Net investment income (loss)		83,305
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,236)
Fidelity Central Funds	(17)
Capital gain distributions from Fidelity Central Funds	21
Total net realized gain (loss)		(1,232)
Net increase in net assets resulting from operations		$82,073

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,305	$54,392
Net realized gain (loss)	(1,232)	(304)
Net increase in net assets resulting from operations	82,073	54,088
Distributions to shareholders from net investment income	(83,306)	(54,394)
Distributions to shareholders from net realized gain	–	(293)
Total distributions	(83,306)	(54,687)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,180,415	1,076,162
Reinvestment of distributions	79,839	52,473
Cost of shares redeemed	(4,097,142)	(6,790,111)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,836,888)	(5,661,476)
Total increase (decrease) in net assets	(2,838,121)	(5,662,075)
Net Assets
Beginning of period	11,057,372	16,719,447
End of period	$8,219,251	$11,057,372
Other Information
Distributions in excess of net investment income end of period	$(52)	$(51)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Money Market Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.004	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.009	.004	–A	–A	–A
Distributions from net investment income	(.009)	(.004)	–A	–A	–A
Distributions from net realized gain	–	–A	–A	–A	–A
Total distributions	(.009)	(.004)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.89%	.42%	.04%	.02%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.41%	.40%	.41%	.40%	.40%
Expenses net of fee waivers, if any	.41%	.40%	.18%	.06%	.09%
Expenses net of all reductions	.41%	.40%	.18%	.06%	.09%
Net investment income (loss)	.87%	.41%	.03%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$8,219	$11,057	$16,719	$27,987	$28,648

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $277 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$8,328,801

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$224
Undistributed ordinary income	$16
Capital loss carryforward	$(1,552)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(1,552)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Tax-exempt Income	$83,306	$54,394
Long-term Capital Gains	–	293
Total	$83,306	$ 54,687

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .26% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annual rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $60.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Union Street Trust II and Shareholders of Fidelity Municipal Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Money Market Fund (one of the funds constituting Fidelity Union Street Trust II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 12, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.41%	$1,000.00	$1,005.30	$2.07
Hypothetical-C		$1,000.00	$1,023.14	$2.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2018, 100% of the fund's income dividends was free from federal income tax, and 42.12% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMM-ANN-1018
1.538360.121

Item 2.

Code of Ethics

As of the end of the period, August 31, 2018, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$33,000	$2,800	$2,000	$1,600
Fidelity Municipal Money Market Fund	$40,000	$3,400	$2,000	$1,900

August 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$32,000	$3,100	$2,200	$1,500
Fidelity Municipal Money Market Fund	$39,000	$3,700	$2,200	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2018A	August 31, 2017A
Audit-Related Fees	$7,605,000	$9,815,000
Tax Fees	$20,000	$155,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2018A	August 31, 2017A
PwC	$10,595,000	$12,520,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2018